CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	Jul. 31, 2023 CAD ($)	Jul. 31, 2022 CAD ($)
Current assets
Cash	$ 97,469	$ 321,791
Amounts receivable and other assets	23,921	18,656
Total Current Assets	121,390	340,447
Non-current assets
Mineral property interests	715,000	465,000
Right-of-use asset	27,211	37,106
Total assets	863,601	842,553
Current liabilities
Amounts payable and other liabilities	23,121	188,135
Due to related parties	17,029	102,820
Lease liability	10,368	8,580
Total current liabilities	50,518	299,535
Non-current liabilities
Non-current Lease liability	22,385	32,753
Total liabilities	72,903	332,288
Shareholders' equity
Share capital	28,995,261	28,445,261
Reserves	1,432,011	791,151
Accumulated deficit	(29,636,574)	(28,726,147)
Total shareholders' equity	790,698	510,265
Total liabilities and shareholders' equity	$ 863,601	$ 842,553